Expense Example {- Fidelity Sustainable High Yield ETF} - NF_08.31 Fidelity Sustainable High Yield ETF Pro-01 - Fidelity Sustainable High Yield ETF - Fidelity Sustainable High Yield ETF	Feb. 09, 2022 USD ($)
Expense Example:
1 year	$ 56
3 years	$ 176